Schedule of Investments (unaudited)
September 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 11.1%
Black Belt Energy Gas District, RB
4.00%, 10/01/52(a)	$3,485	$ 3,523,321
Series A, 5.00%, 09/01/25	150	152,074
Series A, 5.00%, 09/01/26	250	257,607
Series A, 5.00%, 09/01/27	225	235,234
Series A, 5.00%, 09/01/28	260	275,323
Series A, 5.00%, 09/01/29	250	267,912
Series A, 5.00%, 09/01/30	350	377,762
Series A, 5.25%, 01/01/54(a)	2,000	2,178,616
Series C, 5.00%, 05/01/55(a)	5,000	5,439,771
Series C-1, 5.25%, 02/01/53(a)	3,570	3,843,475
Series F, 5.25%, 12/01/26	5,140	5,331,387
Black Belt Energy Gas District, Refunding RB, Series D2, 4.64%, 07/01/52(a)	2,650	2,705,788
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,374,081
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	103,324
Series B, 5.00%, 06/01/27	115	119,650
Series B, 5.00%, 12/01/27	100	104,733
Series B, 5.00%, 06/01/28	240	252,909
Series B, 5.00%, 12/01/28	250	265,009
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54(a)	10,700	11,509,107
Series A-1, 5.00%, 12/01/26	1,000	1,033,005
Series B, 5.00%, 01/01/54(a)	10,000	10,797,000
		50,147,088
Arizona — 3.0%
Arizona Health Facilities Authority, RB(a)
3.40%, 11/04/25(b)	195	194,123
Series B, 3.40%, 01/01/46	4,780	4,773,626
Chandler Industrial Development Authority, RB(a)
AMT, 4.00%, 06/01/49	3,300	3,337,290
Series 2, AMT, 5.00%, 09/01/52	2,925	3,015,214
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,622,201
Yuma Industrial Development Authority, Refunding RB, 08/01/31(c)	550	618,780
		13,561,234
California — 2.1%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 12/01/29	1,000	1,077,571
Sustainability Bonds, 5.00%, 12/01/30	1,000	1,086,748
Sustainability Bonds, 5.19%, 12/01/53(a)	7,000	7,246,699
		9,411,018
Colorado(a) — 2.2%
Colorado Health Facilities Authority, RB
Series A, 5.00%, 11/15/59	4,900	5,487,664
Series B-2, 5.00%, 08/01/49	4,515	4,659,939
		10,147,603
Connecticut — 0.9%
State of Connecticut, GO, Series A, 4.14%, 03/01/25(a)	4,155	4,172,926
Security	Par (000)	Value
District of Columbia — 0.4%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	$865	$ 900,664
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/27	1,000	1,000,258
		1,900,922
Florida — 2.8%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,043,271
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.00%, 09/01/26	500	518,599
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/30	500	500,591
Series A, AMT, 5.00%, 10/01/28	2,350	2,353,210
Series A, AMT, 5.00%, 10/01/29	1,255	1,356,786
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,447,936
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,533
Mid-Bay Bridge Authority, Refunding RB, Series C, 5.00%, 10/01/30	665	675,905
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/27	2,110	2,112,990
		12,419,821
Georgia — 3.8%
Gainesville & Hall County Hospital Authority, RB, 5.00%, 10/15/30	940	1,047,334
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	5,000	5,384,699
Series B, 5.00%, 07/01/53	10,045	10,816,657
		17,248,690
Guam — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,551,381
Illinois — 2.4%
City of Chicago Illinois Waterworks Revenue, Refunding RB, Series B, 2nd Lien, 5.00%, 11/01/24	1,185	1,186,965
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/26	575	587,202
Illinois Finance Authority, Refunding RB, Series B, 3.85%, 05/01/42(a)	1,000	1,003,349
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	327,044
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	274,969
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	393,671
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	418,959
State of Illinois, GO
Series B, 5.00%, 05/01/25	2,000	2,022,882
Series D, 5.00%, 11/01/28	2,380	2,521,379
State of Illinois, Refunding GO, 02/01/31(c)	2,000	2,223,368
		10,959,788
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana(a) — 1.4%
City of Whiting Indiana, RB, AMT, 5.00%, 11/01/47	$1,000	$ 1,000,261
City of Whiting Indiana, Refunding RB, AMT, 5.00%, 12/01/44	5,010	5,133,868
		6,134,129
Kansas — 4.0%
City of Burlington Kansas, Refunding RB, Series A, VRDN, 3.48%, 10/07/24(a)(d)	18,000	18,000,000
Kentucky — 2.9%
Kentucky Public Energy Authority, Refunding RB
Series B, 5.00%, 02/01/28	575	603,408
Series B, 5.00%, 02/01/29	650	690,523
Series B, 5.00%, 02/01/30	550	591,270
Series B, 5.00%, 02/01/31	1,445	1,569,430
Kentucky State Property & Building Commission, Refunding RB
Series B, 5.00%, 11/01/25	5,250	5,380,192
Series B, (SAP), 5.00%, 11/01/25	630	645,360
Louisville/Jefferson County Metropolitan Government, Refunding RB, 5.00%, 10/01/30	3,340	3,442,591
		12,922,774
Louisiana(a) — 9.4%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51	7,515	7,479,456
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(e)	10,000	10,138,474
Parish of St. James Louisiana, RB, Series A-1, VRDN, 3.38%, 10/07/24(d)	24,700	24,700,000
		42,317,930
Massachusetts — 1.2%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,029,891
Series B, AMT, 5.00%, 07/01/26	1,250	1,287,473
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	529,835
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A-2, Sustainability Bonds, 0.45%, 12/01/24	1,500	1,490,738
Series C2, Sustainability Bonds, 4.00%, 12/01/27	1,250	1,278,508
		5,616,445
Michigan — 3.2%
Michigan Finance Authority, RB, 4.00%, 12/01/39(a)	2,615	2,614,811
Michigan Finance Authority, Refunding RB
3.90%, 04/15/47(a)	3,150	3,134,528
Series D-1, 0.55%, 10/15/24	1,300	1,298,715
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	640	628,043
Series A-1, 0.65%, 10/01/24	460	459,955
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,367,065
		14,503,117
Minnesota — 0.6%
Hastings Independent School District No. 200, GO, CAB, Series A, 0.00%, 02/01/26(f)	740	715,467
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 5.00%, 07/01/28	500	507,131
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, Sustainability Bonds, 0.70%, 01/01/25	800	792,415
Series E, AMT, Sustainability Bonds, 0.90%, 01/01/26	790	757,392
		2,772,405
Security	Par (000)	Value
Missouri — 1.0%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	$4,200	$ 4,457,993
Nevada(a) — 1.6%
County of Washoe Nevada, Refunding RB
Series C3, 4.13%, 03/01/36	2,000	2,067,619
Series F, 4.13%, 03/01/36	5,000	5,169,048
		7,236,667
New Jersey — 6.1%
Jersey City Municipal Utilities Authority, RB, Series A, (GTD), 5.00%, 05/01/25	2,350	2,376,139
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	1,000	1,104,077
5.00%, 11/01/29	1,050	1,166,481
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	11,127,361
Series RRR, 5.00%, 03/01/28	6,000	6,501,390
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/29	1,425	1,553,970
Series BB, 5.00%, 06/15/29	1,570	1,712,086
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 5.00%, 06/15/25	1,875	1,903,046
		27,444,550
New Mexico(a) — 1.4%
City of Farmington NMNew Mexico, Refunding RB, Series C, 3.88%, 06/01/40	5,000	5,154,588
New Mexico Mortgage Finance Authority, RB, M/F Housing, 5.00%, 02/01/42	1,030	1,039,745
		6,194,333
New York — 8.0%
Genesee County Funding Corp., Refunding RB
Series A, 5.00%, 12/01/24	200	200,454
Series A, 5.00%, 12/01/25	200	203,498
Metropolitan Transportation Authority, Refunding RB
Series D, 5.00%, 11/15/27	4,630	4,831,788
VRDN, 3.85%, 10/01/24(a)(d)	1,300	1,300,000
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,047,545
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,023,893
New York City Housing Development Corp., Refunding RB, Sustainability Bonds, 1.05%, 05/01/28	900	823,383
New York City Transitional Finance Authority Future Tax Secured Revenue(a)(d)
VRDN, 4.05%, 10/01/24	1,800	1,800,000
VRDN, 4.15%, 10/01/24	1,400	1,400,000
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/30	995	995,851
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,778,823
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,000	1,017,840
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,058,139
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 0.75%, 10/01/24	830	829,934
AMT, Sustainability Bonds, 0.88%, 04/01/25	1,710	1,684,045

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	$475	$ 523,669
5.00%, 06/01/31	815	909,014
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 4.29%, 04/01/26(a)	7,500	7,503,056
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/30	1,000	1,107,093
		36,038,025
North Carolina — 0.2%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 07/01/48(a)(c)	655	654,999
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	268,468
		923,467
Ohio — 2.4%
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30(a)	4,120	4,170,083
AMT, 01/01/29(c)	3,000	3,003,746
Series A, AMT, 4.25%, 11/01/39(a)	3,385	3,430,770
		10,604,599
Oregon — 0.9%
Oregon State Facilities Authority, Refunding RB, Series B, 5.00%, 06/01/30	2,200	2,431,518
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,706,648
		4,138,166
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority, RB, Series D2, 3.73%, 11/15/26(a)	3,850	3,845,754
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,061,544
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/28	1,850	1,983,906
Pennsylvania Economic Development Financing Authority, RB, Series B-1, AMT, 4.10%, 04/01/49(a)	5,000	4,994,058
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	2,037,129
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,480,776
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	813,823
		16,216,990
South Carolina — 0.5%
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/29	525	578,916
Series A, 5.00%, 12/01/30	635	708,881
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/28	1,000	1,011,682
		2,299,479
Tennessee — 0.6%
Johnson City Health & Educational Facilities Board, Refunding RB, Series A, 5.00%, 07/01/25	1,000	1,013,033
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 4.00%, 04/01/27(g)	1,855	1,811,178
		2,824,211
Texas — 9.8%
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.00%, 08/01/29	550	586,043
Security	Par (000)	Value
Texas (continued)
City of Galveston Texas Wharves & Terminal Revenue, ARB (continued)
Series A, AMT, 1st Lien, 5.00%, 08/01/30	$800	$ 858,564
Goose Creek Consolidated Independent School District, GO, (PSF-GTD), 2.00%, 02/15/25	1,085	1,082,366
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,619,467
Class C, 5.00%, 07/01/54	5,000	5,505,095
Series B, VRDN, 4.05%, 10/01/24(d)	1,345	1,345,000
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	1,175	1,175,570
Series B-2, 4.00%, 06/01/30	1,800	1,800,871
AMT, 4.25%, 05/01/30	1,145	1,184,765
North Texas Tollway Authority, Refunding RB
(AGC), 0.00%, 01/01/31(f)	565	466,170
Series A, 5.00%, 01/01/27	6,000	6,341,422
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,085,728
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	462,654
5.00%, 10/01/29	450	491,665
5.00%, 10/01/30	950	1,050,958
Series B, 5.00%, 07/01/25	1,125	1,142,465
Series B, 5.00%, 07/01/27	555	588,143
Series B, 5.00%, 07/01/30	3,925	4,369,101
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/28	5,130	5,443,692
5.00%, 12/15/29	3,785	4,055,079
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	1,500	1,635,158
Texas Municipal Gas Acquisition and Supply Corp. II, RB, Series C, 4.12%, 09/15/27(a)	1,995	2,028,900
		44,318,876
Virginia — 0.4%
Isle Wight County Industrial Development Authority, RB
(AGM), 5.00%, 07/01/27	360	382,179
(AGM), 5.00%, 07/01/30	200	223,421
Louisa Industrial Development Authority, RB, Series C, 3.80%, 11/01/35(a)	1,125	1,156,468
		1,762,068
Washington — 1.7%
State of Washington, GO, Series A, (XLCA), 0.00%, 12/01/28(f)	1,000	897,285
Washington Health Care Facilities Authority, Refunding RB
Series B, 5.00%, 08/15/25	635	644,906
Series B, 5.00%, 08/01/49(a)	2,255	2,272,774
Series B-3, 5.00%, 08/01/49(a)	3,730	3,848,869
		7,663,834
Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(e)	1,000	1,028,477
Total Long-Term Investments — 90.4% (Cost: $399,351,156)		407,939,006
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Short-Term Securities
Commercial Paper — 10.0%
Board of Regents of the University of Texas System, Refunding RB, 3.15%, 01/14/25	$5,000	$ 5,001,401
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB
3.55%, 12/09/24	5,000	5,000,892
3.50%, 12/16/24	5,000	5,001,003
Dallas Fort Worth International Airport, Refunding ARB
3.85%, 10/23/24	10,000	10,001,431
3.70%, 10/24/24	10,000	10,001,514
3.80%, 10/25/24	5,000	5,000,442
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 3.55%, 10/24/24	5,000	5,000,159
		45,006,842

	Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(h)(i)	41,208	41,212
Total Short-Term Securities — 10.0% (Cost: $45,041,212)		45,048,054
Total Investments — 100.4% (Cost: $444,392,368)		452,987,060
Liabilities in Excess of Other Assets — (0.4)%		(1,693,846)
Net Assets — 100.0%		$ 451,293,214

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 84,866	$ —	$ (43,654)(a)	$ —	$ —	$ 41,212	41,208	$ 10,870	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 407,939,006	$ —	$ 407,939,006
Short-Term Securities
Commercial Paper	—	45,006,842	—	45,006,842
Money Market Funds	41,212	—	—	41,212
	$41,212	$452,945,848	$—	$452,987,060

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAP	Subject to Appropriations
SAW	State Aid Withholding
VRDN	Variable Rate Demand Note
Schedule of Investments